Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	ElectraMeccanica Vehicles Corp	Share capital [1]	Share capital ElectraMeccanica Vehicles Corp	Accumulated Other Comprehensive Loss ElectraMeccanica Vehicles Corp	Accumulated Deficit ElectraMeccanica Vehicles Corp
Beginning balance (in shares) at Dec. 31, 2021				117,338,964
Beginning balance at Dec. 31, 2021		$ 245,685,248		$ 390,290,103	$ 4,501,800	$ (149,106,655)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)		1,623,864	16,000	1,615,430
Stock options exercised and vesting of early exercised options	$ 6,000	$ 487,054		$ 487,054
Issuance of Common Stock for vesting of restricted stock units (in shares)		333,523	40,000	333,523
Issuance of Common Stock for vesting of restricted stock units		$ (175,526)		$ (175,526)
Stock-based compensation		4,962,839		$ 4,962,839
Net loss	$ (73,325,000)	(123,698,513)				(123,698,513)
Foreign currency translation adjustments		64,425			64,425
Ending balance (in shares) at Dec. 31, 2022				119,287,917
Ending balance at Dec. 31, 2022		$ 127,325,527		$ 395,564,470	4,566,225	(272,805,168)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)	17,037	19,927	17,000	4,215
Stock options exercised and vesting of early exercised options	$ 8,000
Issuance of Common Stock for vesting of restricted stock units (in shares)		0	215,000
Issuance of Common Stock for vesting of restricted stock units	1,000
Stock-based compensation		$ 3,304,140		$ 3,304,140
Net loss	$ (75,843,000)	(57,582,200)				(57,582,200)
Foreign currency translation adjustments		14,747			14,747
Ending balance (in shares) at Dec. 31, 2023				119,292,132
Ending balance at Dec. 31, 2023		$ 73,062,214		$ 398,868,610	$ 4,580,972	$ (330,387,368)

[1]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.